Voya Strategic Income Opportunities Fund Investment Objectives and Goals - Class A C I R R6 and W Shares [Member] - Voya Strategic Income Opportunities Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Strategic Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through income and capital appreciation through all market cycles.